Notes to the Consolidated Statements of Changes in Equity - Summary of the Effect of Changes in the Group Ownership Interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of Effect of Changes in the Group Ownership Interests [Abstract]
Carrying amount of non-controlling interest acquired	€ 24.4
Consideration transferred	122.8
Thereof paid in cash	4.7	€ 0.4
A decrease in equity attributable to owners of the Group	€ 98.4